Interest and Finance Costs:	6 Months Ended
Jun. 30, 2015
Interest and Finance Costs
Interest and Finance Costs:
10. Interest and Finance Costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of income are analyzed as follows:

	Six months ended June 30,
	2015	2014
Interest expense (Note 5)	$12,956	$3,372
Amortization of deferred financing fees	770	236
Commitment fees (Note 5)	—	360
Other	122	31
Total	$13,848	$3,999